Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Accounts receivable and interest receivable	$ (3,317)	$ (808)	$ (3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692
Change in non-cash working capital items related to operating activities	$ (19,794)	$ (833)	$ (1,961)